Stock-based Compensation - Summary Of Oustanding Restricted Stock Awards Activity (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of Restricted Stock Awards , Beginning Balance	3,924,414	3,664,653
Number of Restricted Stock Awards , Granted	0	3,267,792
Number of Restricted Stock Awards , Repurchased	0	(59,637)
Number of Restricted Stock Awards , Vested	(2,687,643)	(2,948,394)
Number of Restricted Stock Awards , Ending Balance	1,236,771	3,924,414
Weighted Average Grant Date Fair Value per Share , Beginning Balance	$ 1.81	$ 1.68
Weighted Average Grant Date Fair Value per Share , Granted	0	1.97
Weighted Average Grant Date Fair Value per Share , Repurchased	0	1.68
Weighted Average Grant Date Fair Value per Share , Vested	1.85	1.83
Weighted Average Grant Date Fair Value per Share , Ending Balance	$ 1.71	$ 1.81